Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2015		2014
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposit and other intangibles	$7,697	$5,876	$6,688	$5,165

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years and thereafter is as follows:

2016	$699
2017	587
2018	111
2019	88
2020	71
Thereafter	265

$1,821